Fair Value Measurements - Summary of Fair Value Hierarchy for Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 174.9	$ 153.0
Recurring fair value measurement | Interest rate swap
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	6.9
Recurring fair value measurement | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	174.9
Recurring fair value measurement | Level 1 | Interest rate swap
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0
Recurring fair value measurement | Level 1 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0
Recurring fair value measurement | Level 2 | Interest rate swap
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	6.9
Recurring fair value measurement | Level 2 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	174.9
Recurring fair value measurement | Level 3 | Interest rate swap
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0
Recurring fair value measurement | Level 3 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 0.0